UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 100 Spear St., Suite 520
         San Francisco, CA  94105

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Albert  Y. Lee
Title:     Chief Financial Officer
Phone:     415-403-5874

Signature, Place, and Date of Signing:

      /s/  Albert Y. Lee     San Francisco, CA     May 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $323,412 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107     7567   225000 SH       SOLE                   225000        0        0
AETNA INC NEW                  COM              00817Y108    15327   350000 SH       SOLE                   350000        0        0
ALIGN TECHNOLOGY INC           COM              016255101    14819   934380 SH       SOLE                   934380        0        0
ALLOS THERAPEUTICS INC         COM              019777101      229    38340 SH       SOLE                    38340        0        0
ALPHATEC HOLDINGS INC          COM              02081G102      197    47000 SH       SOLE                    47000        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108    22392  1057700 SH       SOLE                  1057700        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    15862   919000 SH       SOLE                   919000        0        0
COLLAGENEX PHARMACEUTICALS I   COM              19419B100     7853   581300 SH       SOLE                   581300        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    10223   290000 SH       SOLE                   290000        0        0
CUTERA INC                     COM              232109108      320     8840 SH       SOLE                     8840        0        0
DIGENE CORP                    COM              253752109     1424    33569 SH       SOLE                    33569        0        0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    10290   350000 SH       SOLE                   350000        0        0
EV3 INC                        COM              26928A200      318    16150 SH       SOLE                    16150        0        0
GEN-PROBE INC NEW              COM              36866T103      297     6300 SH       SOLE                     6300        0        0
GILEAD SCIENCES INC            COM              375558103    26919   351200 SH       SOLE                   351200        0        0
ILLUMINA INC                   COM              452327109    14504   495000 SH       SOLE                   495000        0        0
KINDRED HEALTHCARE INC         COM              494580103     6392   195000 SH       SOLE                   195000        0        0
KING PHARMACEUTICALS INC       COM              495582108    14753   750000 SH       SOLE                   750000        0        0
LEMAITRE VASCULAR INC          COM              525558201     1982   310659 SH       SOLE                   310659        0        0
MANOR CARE INC NEW             COM              564055101     8154   150000 SH       SOLE                   150000        0        0
NMT MED INC                    COM              629294109      385    28300 SH       SOLE                    28300        0        0
NXSTAGE MEDICAL INC            COM              67072V103     7708   578700 SH       SOLE                   578700        0        0
OMNICARE INC                   COM              681904108    14735   370500 SH       SOLE                   370500        0        0
OSI PHARMACEUTICALS INC        COM              671040103    12009   363910 SH       SOLE                   363910        0        0
POZEN INC                      COM              73941U102     1475   100000 SH  PUT  SOLE                        0        0        0
RESPIRONICS INC                COM              761230101    11629   276940 SH       SOLE                   276940        0        0
SENORX INC                     COMMON STOCKS    81724W104     1024   125000 SH       SOLE                   125000        0        0
SEPRACOR INC                   COM              817315104    12823   275000 SH       SOLE                   275000        0        0
SHIRE PLC                      SPONSORED ADR    82481R106    13928   225000 SH       SOLE                   225000        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     2470   200000 SH       SOLE                   200000        0        0
THORATEC CORP                  COM NEW          885175307    22533  1078129 SH       SOLE                  1078129        0        0
TLC VISION CORP                COM              872549100      186    35100 SH       SOLE                    35100        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    12884   225000 SH       SOLE                   225000        0        0
VCA ANTECH INC                 COM              918194101    15395   424000 SH       SOLE                   424000        0        0
WRIGHT MED GROUP INC           COM              98235T107    14406   646310 SH       SOLE                   646310        0        0